SEC Registration Nos.
2-69565 and 811-3101

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 44             XX

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 44                            XX

                           Calvert Tax-Free Reserves
   This filing pertains only to Calvert Tax-Free Reserves Institutional Class
               (Exact Name of Registrant as Specified in Charter)

                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (301) 951-4800

                           William M. Tartikoff, Esq.
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing                  __ on (date)
pursuant to paragraph (b)                   pursuant to paragraph (b)

XX 60 days after filing                     __ on (date)
pursuant to paragraph (a)                   pursuant to paragraph (a)

of Rule 485.

Calvert Tax-Free Reserves
Form N-1A Cross Reference Sheet

Item number                Prospectus Caption

         1.                Cover Page
         2.                Fund Expenses
         3.                Financial Highlights
                           Yield or Total Return
         4.                Investment Objective and Policies
                           Management of the Fund
         5.                Management of the Fund
         6.                Alternative Sales Options
                           Management of the Fund
                           Dividends and Taxes
         7.                How to Buy Shares
                           Management of the Fund
                           Net Asset Value
                           Reduced Sales Charge
                           When Your Account Will Be Credited
                           Exchanges
         8.                Alternative Sales Options
                           How to Sell Your Shares
         9.                *

                           Statement of Additional Information Caption

         10.               Cover Page
         11.               Table of Contents
         12.               General Information
         13.               Investment Objective
                           Investment Policies
                           Investment Restrictions
                           Portfolio Transactions
         14.               Trustees and Officers
         15.               Trustees and Officers
         16.               Investment Advisor
                           Administrative Services
                           Independent Accountants and Custodians
                           Method of Distribution
         17.               Portfolio Transactions
         18.               General Information
         19.               Purchases and Redemptions of Shares
                           Valuation of Shares
         20.               Tax Matters
         21.               Administrative Services
         22.               Calculation of Yield
                           Calculation of Yield and Total Return
         23.               Financial Statements

*  Inapplicable or negative answer

 Prospectus April 30, 1998

                Calvert Tax-Free Reserves Money Market Portfolio
                              Institutional Class

                4550 Montgomery Avenue, Bethesda, Maryland 20814


Investment Objective and Policies
Calvert Tax-Free Reserves (the "Fund") Money Market Portfolio (the "Portfolio") seeks to earn the highest interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

The Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Portfolio will be successful in maintaining a constant net asset value of $1.00 per share. An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government.


Purchase Information
The Money Market Portfolio offers two classes of shares, Class O, described in and offered by another Calvert Tax-Free Prospectus, and the Institutional Class (the "Class"), offered by this Prospectus.


To Open An Account
Complete and return the enclosed Account Application. Minimum initial investment is $1,000,000.


About This Prospectus
Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Portfolio's goals match your own. Keep this document for future reference.

A Statement of Additional Information ("SAI") (dated April 30, 1998) for the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Fund: 800-317-2274.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.

Table of Contents
Fund Expenses                               2
Financial Highlights                        2
Investment Objective and Policies           3
Yield                                       4
Management of the Fund                      5

Shareholder Guide
How to Buy Shares                           6
When Your Account Will be Credited          6
Exchanges                                   7
Other Calvert Group Services                7
How to Sell Your Shares                     7
Dividends and Taxes                         8

FUND EXPENSES

A.       Shareholder Transaction Expenses   Institutional Class

         Sales Load on Purchases                 None
         Sales Load on Reinvested Dividends      None
         Deferred Sales Load                     None
         Redemption Fees                         None
         Exchange Fee                            None


B.       Annual Fund Operating Expenses
         (as a percentage of average net assets)

         Management Fees                         0.30%
         Rule 12b-1 Fees                         None
         Other Expenses                          0.__%
         Total Fund Operating Expenses           0.__%

C.       Example:
         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return; and (2) redemption at the end of each period:

         1 Year     3 Years    5 Years    10 Years

         $__        $__        $__        $__

         The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown.

         Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Class may bear directly (shareholder transaction costs) or indirectly (annual class operating expenses).

Shareholder Transaction Expenses
are charges you pay when you buy or sell shares of the Class. If you request a wire redemption of less than $50,000, you may be charged a $5 wire fee.


Annual Fund Operating Expenses
have been restated to reflect expenses anticipated in the current fiscal year. [Note to SEC: The fiscal year ended December 31, 1997 was a combination of Class MMP and the Institutional Class.] Management Fees are paid by the Portfolio to Calvert Asset Management Company, Inc. (the "Advisor") for managing its investments and business affairs. Management fees include the administrative service fee paid to Calvert Administrative Services Company. The Portfolio incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the yield of the Class and are not charged directly to individual shareholder accounts. Please refer to the section "Management of the Fund" for further information.

FINANCIAL HIGHLIGHTS

The following table provides information about financial history. It expresses the information in terms of a single share outstanding throughout the current period for the Institutional Class, and, for the period from October 2, 1995 through July 31, 1997, for Class MMP (the predecessor class to the Institutional Class). The table has been audited by those independent accountants whose reports are included in the Annual Reports to Shareholders. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the SAI.

[Financial Highlights for the Institutional Class and its predecessor, Class MMP, will be inserted here.]

INVESTMENT OBJECTIVE AND POLICIES

Calvert Tax-Free Reserves Money Market Portfolio seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Portfolio.

The Money Market Portfolio invests primarily in a diversified portfolio of municipal obligations whose interest is exempt from federal income tax. Municipal obligations in which the Portfolio invests are short-term, fixed and variable rate instruments of minimal credit risk and of high quality. The Portfolio invests in municipal bonds and notes and tax-exempt commercial paper within the two highest credit ratings categories or, if unrated, are determined by the Advisor to be of comparable quality. Short-term obligations have remaining maturities of one year or less. The Portfolio maintains an average weighted maturity of 90 days or less.


Credit Quality
The credit quality of municipal obligations is determined by reference to a commercial credit rating service, such as Moody's Investors Service, Inc. or Standard & Poor's Corporation. If an instrument is not rated, credit quality is determined by the Advisor under the supervision of the Board of Trustees. High grade, as determined by a NRSRO, is currently defined as the top two rating categories, i.e., AAA/Aaa, and AA/Aa. There is no limitation on the percentage of the Portfolio's assets that may be invested in unrated obligations; such obligations may be less liquid than rated obligations of comparable quality. The ratings used by these services are described in the Appendix to the Statement of Additional Information.


Variable Rate Obligations
The Portfolio may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio investments and of their shares.


Demand Notes
The Portfolio may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, the note may be supported by an unconditional bank letter of credit.


Interest-Rate Risk
All fixed income instruments are subject to interest-rate risk; that is, if the market interest rates rise, the current principal value of a bond will decline.


Municipal Leases
The Money Market Portfolio may invest in structured money market instruments, where the underlying security is a municipal lease. Generally, such instruments are structured as tax-exempt commercial paper or variable rate demand notes, and are typically secured by an unconditional letter of credit. In the unlikely event that the letter of credit is not honored, the lease would present special risks, such as the chance that the municipality might not appropriate funding for the lease payments. Thus, the Advisor considers risk of cancellation in its investment analysis. Certain leases may be considered illiquid. In all cases, the Portfolio invests only in high-quality instruments (rated in one of the two highest rating categories, or if unrated, of comparable credit quality) that meet the requirements of SEC Rule 2a-7 regarding credit quality and maturity. See the Statement of Additional Information.


When-Issued Purchases
New issues of municipal obligations are offered on a when-issued basis; that is, delivery and payment for the securities normally take place 15 to 45 days after the date of the transaction. The payment obligation and the yield that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase these securities with the intention of actually acquiring them, but may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.


Temporary Investments
For liquidity purposes or pending the investment of the proceeds of the sale of its shares, the Portfolio may invest in and derive up to 20% of its income from taxable short-term money market type investments. Interest earned from such taxable investments will be taxable to you as ordinary income unless you are otherwise exempt from taxation.


Other Policies
The Portfolio may temporarily borrow money from banks to meet redemption requests, but such borrowing may not exceed 10% of the value of its total assets. The Portfolio has adopted certain fundamental investment restrictions which are discussed in detail in its Statement of Additional Information. Unless specifically noted otherwise, the investment objective, policies and restrictions of the Portfolio are fundamental and may not be changed without shareholder approval.


YIELD

Yield refers to income generated by an investment over a period of time for each class.

From time to time, the Money Market Portfolio Institutional Class may advertise "yield" and "effective yield." Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Class refers to the actual income generated by an investment in Institutional Class over a particular base period, stated in the advertisement. If the base period is less than one year, the yield will be "annualized." That is, the amount of income generated by the investment during the base period is assumed to be generated over a one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in Institutional Class shares is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


"Tax Equivalent Yield"

Money Market Portfolio Institutional Class may also advertise its "tax equivalent yield." The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed by taking the portion of the Portfolio's effective yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.


MANAGEMENT OF THE FUND

The Board of Trustees supervises the activities and reviews its contracts with companies that provide the Fund with services.

Calvert Tax-Free Reserves Money Market Portfolio Institutional Class is a class of Calvert Tax-Free Reserves Money Market Portfolio ("CTFRMM"), a series of Calvert Tax-Free Reserves, a Massachusetts business trust organized on October 20, 1980. Prior to July 31, 1997, CTFRMM offered Class MMP, which has been discontinued. The original class of CTFRMM (Class O) and the CTFRMM Institutional Class shares represent interests in the same portfolio of investments and are identical in all respects, except:

(a) the classes may have different transfer agency and administrative service fees;
(b) postage and delivery, printing and stationery expenses will be separately allocated;
(c) the classes will have different dividend rates due solely to the effects of (a) through (b) above.

The Fund is an open-end diversified management investment company. The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Portfolio you own. For matters affecting only one Portfolio, only shares of that Portfolio are entitled to vote. For matters affecting only one class, only shares of that class are entitled to vote.


Calvert Group is one of the largest investment management firms in the Washington, D.C. area.

Calvert Group, Ltd., parent of the Portfolio's investment advisor, shareholder servicing agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1997, Calvert Group managed and administered assets in excess of $5 billion and more than 200,000 shareholder and depositor accounts.


Calvert Asset Management serves as Advisor to the Portfolio.

Calvert Asset Management Company, Inc. (the "Advisor") is the Portfolio's investment advisor. The Advisor provides the Portfolio with investment supervision and management; administrative services and office space; furnishes executive and other personnel to the Portfolio; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Portfolio and reserves the right to compensate broker-dealers in return for their promotional or administrative services.


The Advisor receives a fee based on a percentage of the Portfolio's assets.

Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive an annual advisory fee of 0.25% of the first $500 million of average daily net assets, 0.20% of the next $500 million, and 0.15% on assets of $1 billion or more.


Calvert Administrative Services Company provides administrative services for the Portfolio.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by Calvert Tax-Free Reserves to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services to the Institutional Class, CASC receives 0.05% of the average daily net assets of the Class.


Calvert Distributors, Inc. serves as underwriter to market the Money Market Portfolio's shares.

Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Portfolio's shares and is responsible for preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.


The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the Fund's shareholder servicing agent. National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, Kansas City, Missouri, 64105, is the transfer and dividend disbursing agent for the Fund.


SHAREHOLDER GUIDE

Opening An Account

You can buy shares of the Class in several ways which are described here and in the chart below.
An account application accompanies this prospectus. A completed and signed application is required for each new account you open. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call Calvert Group at 800-317-2274.


Share Price

The Portfolio's shares are sold without a sales charge.
The price of one share is its "net asset value," or NAV. NAV is computed by adding the value of a Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV is calculated at the close of the Portfolio's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Portfolio is open for business each day the New York Stock Exchange is open. The Portfolio's securities are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1.00 per share.

All purchases of Portfolio shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/100 of a share). The Portfolio may send monthly statements in lieu of immediate confirmations of purchases and redemptions.


HOW TO BUY SHARES

Method                     Initial investment        Additional Investments

By wire                    $1,000,000 minimum        $25,000 minimum

Wire investments to:             State Street Bank and Trust Company
                                 Boston MA
                                 ABA# 011000028
                                 FBO: CTFRMM Institutional Fund 718
                                 Wire Account #9903-765-7
                                 Your name and account number

By Exchange                $1,000,000 minimum        $25,000 minimum
(From your account in another Calvert Group fund)

When opening an account by exchange, your new account must be established with the) same name(s), address and taxpayer identification number as your existing Calvert account.


WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.

Your purchase will be processed at the NAV calculated after your order is received and accepted. A telephone order placed to Calvert Institutional Marketing Group by 11:00 a.m. Eastern time will receive the dividend on Class shares declared that day if federal funds are received by the custodian by 5 p.m. Eastern time. Telephone orders placed after 11:00 a.m. will begin earning dividends on Class shares the next business day. If no telephone order is placed, investments begin earning dividends the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone.

All of your purchases must be made by wire. No cash or checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.


EXCHANGES

Each exchange represents the sale of shares of one Fund and the purchase of shares of another.
If your investment goals change, the Calvert Group Family of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. Before you make an exchange from a Fund or Portfolio, please note the following:

         Call the Calvert Institutional Marketing Group for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information.

         Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

         Shares on which you have already paid a sales charge at Calvert Group may be exchanged into another Fund at no additional charge. Shares acquired by reinvestment of dividends or distributions may be exchanged into another Fund at no additional charge. Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days written notice.


OTHER CALVERT GROUP SERVICES

Calvert Information Network
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvertgroup.com

You can obtain prices, yields, account balances, and authorize certain transactions with the convenience of one telephone call, 24 hours a day.


Telephone Transactions

You may purchase, redeem, or exchange shares, and wire funds by telephone if you have pre-authorized service instructions. Unless you elect otherwise, you will automatically be given telephone access when you open your account. The Fund, the transfer agent, the shareholder servicing agent, and their affiliates are not liable for telephone transactions relating to your account when they are executed in good faith, as long as reasonable precautions are taken to verify the authenticity of the instructions. Calvert may choose to verify account transactions by recording telephone calls or requiring some form of personal identification. You should always verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.


Account Services

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you open a new account. If you wish to add or change services later, we may require a signature guarantee to verify the authenticity of your signature. A signature guarantee may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee. Please call the Calvert Institutional Marketing Group at 800-317-2274 for assistance.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.


HOW TO SELL YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted.

Redemption Requirements To Remember

To ensure acceptance of your redemption request, please follow the procedures described here and below.
Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Portfolio, it may take up to seven (7) days. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Redemption proceeds are normally paid in cash. However, at the sole discretion of the Portfolio, the Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90 day period, $250,000 or 1% of the NAV of the Portfolio, whichever is less, or as allowed by law.

If you sell shares by telephone or written request, you will receive dividends through the date the request is received and processed. Calvert encourages you to notify the Institutional Marketing Group for any redemption over $10 million per day.


Telephone

Please call the Institutional Marketing Group at 800-317-2274. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. Same-day wire redemptions may be ordered by calling the Institutional Marketing Group by 11:00 a.m. Eastern time. All other wires will be transmitted the next business day. A charge of $5 may be imposed on wire transfers of less than $50,000. See "Telephone Transactions."


Minimum account balance

Please maintain a balance in your account of at least $1,000,000. If, due to redemptions, the account falls below $1,000,000, or you fail to invest at least $1,000,000, it may be closed and the proceeds mailed to you at the address of record. You will be given notice that your account will be closed after 30 days unless you make an additional investment to increase your account balance to the $1,000,000 minimum.


Exchange to Another Calvert Group Fund

You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.


Mail To: Calvert Institutional Marketing Group, 4550 Montgomery Avenue, Bethesda, Maryland 20814

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check, you must enclose a letter on corporate letterhead, signed by one or more authorized signers.


DIVIDENDS AND TAXES

Each year, the Portfolio distributes substantially all of its net investment income to shareholders.
Dividends from the Portfolio's net investment income are declared daily and paid monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses.


Dividend payment options

Dividends and any distributions are automatically reinvested in additional shares of the same Portfolio, unless you elect to have the dividends of $10 or more paid in cash (by check). Dividends and distributions from the Portfolio may be invested in shares of any other Calvert Group Fund or Portfolio with no additional sales charge. You must notify the Portfolio in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.


Federal Taxes

In January, the Portfolio will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you by the Portfolio during the past year. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Portfolio shares. A portion of the Portfolio's dividends may qualify for the dividends received deduction for corporations.


Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law may require the Portfolio to withhold 31% of your dividends. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Fund reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Calvert Tax-Free Reserves
Money Market Portfolio
Limited-Term Portfolio

Statement of Additional Information

April 30, 1998

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE        TRANSFER AGENT
Calvert Shareholder Services, Inc.  National Financial Data Services, Inc.
4550 Montgomery Avenue     1004 Baltimore
Suite 1000N       6th Floor
Bethesda, Maryland 20814   Kansas City, Missouri 64105

PRINCIPAL UNDERWRITER      INDEPENDENT ACCOUNTANTS
Calvert Distributors, Inc.          Coopers & Lybrand, L.L.P.
4550 Montgomery Avenue     250 West Pratt Street
Suite 1000N                         Baltimore, Maryland 21201
Bethesda, Maryland 20814


                  TABLE OF CONTENTS

         Investment Objective                        1
         Investment Policies                         1
         Investment Restrictions                     2
         Purchases and Redemptions of Shares3
         Reduced Sales Charges                       4
         Dividends and Distributions                 4
         Tax Matters                                 4
         Valuation of Shares                         5
         Calculation of Yield and Total Return       6
         Advertising                                 8
         Trustees and Officers                       8
         Investment Advisor                          10
         Administrative Services                     10
         Transfer and Shareholder Servicing Agents   __
         Independent Accountants and Custodians      11
         Method of Distribution                      11
         Portfolio Transactions                      11
         General Information                         12
         Financial Statements                        12
         Appendix                           12


STATEMENT OF ADDITIONAL INFORMATION-April 30, 1998

CALVERT TAX-FREE RESERVES
Money Market Portfolio
Limited-Term Portfolio
4550 Montgomery Avenue, Bethesda, Maryland 20814

   New Account    (800)    368-2748 Shareholder
   Information:   (301)    951-4820         Services:         (800) 368-2745
   Broker         (800)    368-2746         TDD for the Hearing-
   Services:      (301)    951-4850 Impaired:        (800) 541-1524

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Calvert Tax-Free Reserves Prospectus, dated April 30, 1998, which may be obtained free of charge by writing the Fund at the above address or calling the telephone numbers listed above.

INVESTMENT OBJECTIVE

         The Money Market and Limited-Term Portfolios (the "Portfolios") are series of Calvert Tax-Free Reserves (the "Fund"), and are designed to provide individual and institutional investors in higher tax brackets with the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics prescribed for each Portfolio. The Money Market Portfolio further seeks to maintain a constant net asset value of $1.00 per share. There is, of course, no assurance that the Portfolios will be successful in meeting their investment objectives or maintaining the Money Market Portfolio's net asset value constant at $1.00 per share because there are inherent risks in the ownership of any investment.
         Dividends paid by the Portfolios will fluctuate with income earned on investments. In addition, the dividends and distributions paid and the value of each share will vary by class of shares; the value of the Limited-Term Portfolio's shares will fluctuate to reflect changes in the market value of the Portfolio's investments. The Portfolios will attempt, through careful management and diversification, to reduce these risks and enhance the opportunities for higher income and greater price stability.

INVESTMENT POLICIES

         The Money Market Portfolio and Limited-Term Portfolio each invest primarily in a diversified portfolio of municipal obligations whose interest is exempt from federal income tax. The Portfolios differ in their anticipated income yields, quality, length of average weighted maturity, and capital value volatility. A complete explanation of municipal obligations and municipal bond and note ratings is set forth in the Appendix.
         The credit rating of each Portfolio's assets as of its most recent fiscal year-end appears in the Annual Report to Shareholders, incorporated by reference herein.

Variable Rate Demand Notes
         The Board of Trustees has approved investments in floating and variable rate demand notes upon the following conditions: the Fund has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Fund has the right to dispose of the notes at a price which approximates par and market value.

Municipal Leases
The Portfolio may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Portfolio may purchase unrated leases. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to the Portfolio's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Portfolio's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Portfolio, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);
(4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued it for purposes of calculating the Portfolio's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Portfolio's ability to dispose of the security; and (D) the Advisor should have reasonable expectations that the municipal lease obligation will maintain its liquidity throughout the time the instrument is held by the Portfolio.

Obligations with Puts Attached
         The Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." A Portfolio may not acquire obligations subject to puts if immediately thereafter, with respect to 75% of the total amortized cost value of its assets, that Portfolio would have more than 5% of its assets invested in securities underlying puts from the same institution. A Portfolio may, however, invest up to 10% of its assets in securities underlying unconditional puts from the same institution. Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities. The Money Market Portfolio must limit its portfolio investments, including puts, to instruments of high quality as determined by a nationally recognized statistical rating organization.

Temporary Investments
         Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment grade quality; and any of such items subject to short-term repurchase agreements.
         The Fund intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities. To minimize taxable income, the Fund may also hold cash which is not earning income. It is a fundamental policy of the Fund that during normal market conditions the Fund's assets be invested so that at least 80% of the Fund's annual income will be tax-exempt.

When-Issued Purchases
         Securities purchased on a when-issued basis and the securities held in the Fund's Portfolios are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets may vary. No new when-issued commitments will be made by a Portfolio if more than 50% of that Portfolio's net assets would become so committed.
         When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.

INVESTMENT RESTRICTIONS

         The foregoing investment objective and policies and the following investment restrictions and fundamental policies may not be changed without the consent of the holders of a majority of the Fund's outstanding shares, including a majority of the shares of each Portfolio. Shares have equal rights as to voting, except that only shares of a Portfolio are entitled to vote on matters affecting only that Portfolio (such as changes in investment objective, policies or restrictions). A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. Neither Portfolio may:
(1) Purchase common stocks, preferred stocks, warrants, or other equity securities;
(2) Issue senior securities, borrow money, or pledge, mortgage, or hypothecate its assets, except as may be necessary to secure borrowings from banks for temporary or emergency (not leveraging) purposes and then in an amount not greater than 10% of the value of the Portfolio's total assets at the time of the borrowing. Investment securities will not be purchased while any borrowings are outstanding;
(3) Sell securities short, purchase securities on margin, or write put or call options. The Fund reserves the right to purchase securities with puts attached. See "Obligations with Puts Attached";
(4) Underwrite the securities of other issuers, except to the extent that the purchase of municipal obligations in accordance with the Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting;
(5) Purchase securities which are subject to legal or contractual restrictions on resale, i.e., restricted securities, or other securities which are not readily marketable assets, including repurchase agreements not terminable within seven days, with respect to no more than 10% of its total assets;
(6) Purchase or sell real estate, real estate investment trust securities, commodities, or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests therein;
(7) Purchase or retain securities of an issuer if those trustees of the Fund, each of whom owns more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities;
(8) Make loans to others, except in accordance with the Fund's investment objective and policies or pursuant to contracts providing for the compensation of service providers by compensating balances;
(9) Invest in companies for the purpose of exercising control; or invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets, or in connection with a trustee's/director's deferred compensation plan, as long as there is no duplication of advisory fees;
(10) Invest more than 25% of its assets in the securities of any one issuer or of issuers located within the same state, except that each Portfolio may invest more than 25% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, the entity which has the ultimate responsibility for the payment of principal and interest on a particular security will be treated as its issuer;
(11) Invest more than 25% of its assets in any particular industry or industries, except that either Portfolio may invest more than 25% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Industrial development bonds, where the payment of principal and interest is the responsibility of companies within the same industry, are grouped together as an "industry";
(12) Invest more than 5% of the value of its total assets in securities where the payment of principal and interest is the responsibility of a company or companies with less than three years' operating history.

PURCHASES AND REDEMPTIONS OF SHARES

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares.
         Draft writing is available for the Money Market Portfolio. Shareholders wishing to use the draft writing service should complete the signature card enclosed with the Investment Application. This service will be subject to the customary rules and regulations governing checking accounts, and the Portfolio reserves the right to change or suspend the service. Generally, there is no charge to you for the maintenance of this service or the clearance of drafts, but the Portfolio reserves the right to charge a service fee for drafts returned for insufficient funds. As a service to shareholders, the Portfolio may automatically transfer the dollar amount necessary to cover drafts you have written on the Portfolio to your account from any other of your identically registered accounts in Calvert money market funds or Calvert Insured Plus. The Portfolio may charge a fee for this service.
         Drafts presented to the Custodian for payment which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days will not be honored.
         When a payable through draft ("check") is presented for payment, a sufficient number of full and fractional shares from the shareholder's account to cover the amount of the draft will be redeemed at the net asset value next determined. If there are insufficient shares in the shareholder's account, the draft will be returned.
         To change redemption instructions already given, shareholders must send a written notice to Calvert Group, c/o NFDS, 6th Floor, 1004 Baltimore, Kansas City, MO 64105, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or credit union. Further documentation may be required from corporations, fiduciaries, and institutional investors.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
Redemption proceeds are normally paid in cash. However, the Portfolio has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Portfolio, whichever is less.

REDUCED SALES CHARGES

         The Limited-Term Portfolio imposes reduced sales charges for shares in certain situations in which the Principal Underwriter (which offers the Portfolio's shares continuously and on a "best efforts" basis) and the dealers selling Limited-Term Portfolio shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Portfolio imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Portfolio shareholders, enabling the Portfolio to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Portfolio shares to their members. See "Exhibit A - Reduced Sales Charges" in the Limited-Term Prospectus.

DIVIDENDS AND DISTRIBUTIONS

         The Money Market Portfolio declares daily and pays monthly dividends of its daily net income to shareholders of record as of the close of business each business day, thus allowing daily compounding of dividends. The Limited-Term Portfolio declares and pays monthly dividends of its net income to shareholders of record as of the close of business on each designated monthly record date. Dividends and distributions paid by the Limited-Term Portfolio may differ among the classes. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares. Dividends and any distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Portfolio invested in shares of any other Calvert Group Fund, subject to the applicable sales charge for that Fund or Portfolio. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.
         Purchasers of shares of the Money Market Portfolio will begin receiving dividends upon the date federal funds are received by the Fund. Shareholders redeeming shares by telephone electronic funds transfer or written request will receive dividends through the date that the redemption request is received; Money Market Portfolio shareholders redeeming shares by draft will receive dividends up to the date such draft is presented to the Portfolio for payment.

TAX MATTERS

         In 1997, the Portfolios did qualify and in 1998, the Portfolios intend to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code as amended (the "Code"). By so qualifying, the Fund will not be subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986 (the "Act"), to the extent that it distributes its net investment income and realized capital gains.
         The Portfolio's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; however under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. Each Portfolio's dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations.
         A shareholder may also be subject to state and local taxes on dividends and distributions from the Fund. The Fund will notify shareholders annually about the federal tax status of dividends and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous year.
         The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.
         Investors should note that the Code may require investors to exclude the initial sales charge, if any, paid on the purchase of Limited-Term Portfolio shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Portfolio causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original sales as incurred to acquire the new shares.
         The Fund is required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Limited-Term Portfolio if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Limited-Term Portfolio is required to report to the Internal Revenue Service the following information with respect to redemption transactions in the Portfolio: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Portfolio's identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency, or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

VALUATION OF SHARES

Money Market Portfolio
         The Money Market Portfolio's assets, including commitments to purchase securities on a when-issued basis, are normally valued at their amortized cost, which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During periods of declining interest rates, the daily yield on shares of the Money Market Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Money Market Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.
         Rule 2a-7 under the Investment Company Act of 1940 permits the Fund to value the assets of the Money Market Portfolio at amortized cost if the Money Market Portfolio maintains a dollar-weighted average maturity of 90 days or less and only purchases obligations having remaining maturities of one year or less. Rule 2a-7 requires, as a condition of its use, that the Money Market Portfolio invest only in obligations determined by the Trustees to be of high quality with minimal credit risks and further requires the Trustees to establish procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Portfolio's investment holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share based on amortized cost. If such deviation exceeds 0.50%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate, including: the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or the establishment of a net asset value per share based on available market quotations.

Limited-Term Portfolio
         The Limited-Term Portfolio's assets are valued, utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Fund's Advisor under the supervision of the Board of Trustees.
         Valuations, market quotations and market equivalents are provided the Portfolio by Kenny S&P Evaluation Services, a subsidiary of McGraw-Hill. The use of Kenny as a pricing service by the Portfolio has been approved by the Board of Trustees. Valuations provided by Kenny are determined without exclusive reliance on quoted prices and take into consideration appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
         Each Portfolio determines the net asset value of its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Net Asset Value and Offering Price Per Share, 12/31/97
Money Market Portfolio
         Class O ($__________/__________ shares)     $1.00
         Institutional Class ($_________/_________ shares)    $1.00

Limited-Term Portfolio
         Net asset value per share
($_________/_________)     $__.__
Maximum sales charge
(1.00% of offering price)      _.__
Offering price per share   $__.__

CALCULATION OF YIELD AND TOTAL RETURN

Money Market Portfolio
         From time to time the Money Market Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. Yield is calculated separately by class. The "yield" of the Money Market Portfolio refers to the income generated by an investment in the Portfolio over a particular base period of time. The length and closing date of the base period will be stated in the advertisement. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Money Market Portfolio's "effective yield" for a seven-day period is its annualized compounded yield during the period calculated according to the following formula:

Effective yield = (base period return + 1)365/7 - 1

For the seven-day period ended December 31, 1997, the Money Market Portfolio's yield for Class O shares was _.__% and its effective yield was _.__%. For the seven-day period ended December 31, 1997, the Money Market Portfolio's yield for the Institutional Class of shares was _.__% and its effective yield was _.__%.

         The Money Market Portfolio also may advertise, from time to time, its "tax equivalent yield." The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed by taking the portion of the Portfolio's effective yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement. For the seven-day period ended December 31, 1997, the Money Market Portfolio's Class O tax equivalent yield, for an investor in the 36% federal income tax bracket was _.__% and, for the 39.6% federal income tax bracket, _.__%. For the seven-day period ended December 31, 1997, the Money Market Portfolio Institutional Class' tax equivalent yield, for an investor in the 36% federal income tax bracket was _.__% and, for the 39.6% federal income tax bracket, _.__%.

Limited-Term Portfolio
         From time to time, the Limited-Term Portfolio advertises its "total return." Total return is calculated separately for each class. Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period, and period from inception of the Portfolio's offering of shares. Total return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of the Portfolio's dividend yield, plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. All total return quotations reflect the deduction of the Portfolio's maximum sales charge, except quotations of "return without maximum load" which do not deduct the sales charge and "actual return," which reflect deduction of the sales charge only for those periods when a sales charge was actually imposed. Thus, in the formula below, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for actual return, P = a hypothetical initial payment of $1,000.
Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof, if applicable).
         Returns for the periods indicated are as follows:

         With Max. Load    W/O Max. Load

One Year _.__%    _.__%
Five Years        _.__%    _.__%
Ten Years         _.__%    _.__%

         The Limited-Term Portfolio also advertises, from time to time, its "yield" and "tax equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance.
         Unlike the yield quotations for the Money Market Portfolio, "yield" quotations for the Limited-Term Portfolio refer to the aggregate imputed yield-to-maturity of each of the Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Limited-Term Portfolio's yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6 - 1]

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. Using this calculation, the Limited-Term Portfolio's yield for the month ended December 31, 1997 was _.__%.
         The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Limited-Term Portfolio's yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed for each class by taking the portion of the yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement. For the thirty-day period ended December 31, 1996, the Portfolio's tax equivalent yield was _.__% for an investor in the 36% federal income tax bracket, and _.__% for an investor in the 39.6% federal income tax bracket.

ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, November 30, 1997). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

TRUSTEES AND OFFICERS

         RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Executive Vice President of Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund and Calvert World Values Fund. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. DOB: 10/29/35. Address: 308 East Broad Street, PO Box 2007, Westfield, New Jersey 07091.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.
         *CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22. Address: 1658 Quail Hollow
Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. DOB:
05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is a principal of Gavian De Vaux Associates, an investment banking firm. He was formerly President of Corporate Finance of Washington, Inc. DOB: 12/08/32. Address: 1953 Gallows Road, Suite 130, Vienna, Virginia 22201.
         JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital
Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. DOB: 05/15/48. Address:
7205 Pomander Lane, Chevy Chase, Maryland 20815.
         M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W. Washington, D.C. 20015.
         ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a Director of Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         *DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.
*D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th
Street, N.W., Washington, D.C. 20009.
*BARBARA J. KRUMSIEK, President and Trustee. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. DOB: 08/09/52.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 01/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/52.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Assistant Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life
Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
          BETH-ANN ROTHKATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         LISA CROSSLEY NEWTON, Esq., Assistant Secretary and Compliance Officer. Ms. Newton is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 09/07/68.

The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         Each of the above directors/trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby and Ms. Krumsiek are among the trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl and Pugh and Ms. Krumsiek are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby and Ms. Krumsiek are among the directors, and Calvert New World Fund, Inc., of which only Ms. Krumsiek and Mr. Martini are among the directors.
         The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby and Ms. Krumsiek.
         During 1997, Trustees of the Fund not affiliated with the Fund's Advisor were paid $________ and $___________ by the Money Market and Limited-Term Portfolios, respectively. Trustees of the Fund not affiliated with the Advisor currently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds plus a fee of $750 to $1500 for each Board and Committee meeting attended; such fees are allocated among the Funds on the basis of their net assets.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

Trustee Compensation Table

Fiscal Year 1997         Aggregate          Pension or        Total
(unaudited numbers)      Compensation       Retirement        Compensation
                         from Registrant    Benefits          from Registrant
                         for Service        Accrued as        and Fund
                         as Trustee         part of           Complex paid to
                                            Registrant        Trustee**
                                            Expenses*
Name of Trustee

Richard L. Baird, Jr.    $                  $0                $34,450
Frank H. Blatz, Jr.      $                  $                 $46,000
Frederick T. Borts       $                  $0                $32,500
Charles E. Diehl         $                  $                 $44,500
Douglas E. Feldman       $                  $0                $32,500
Peter W. Gavian          $                  $                 $38,500
John G. Guffey, Jr.      $                  $0                $61,615
M. Charito Kruvant       $                  $0                $36,250
Arthur J. Pugh           $                  $                 $48,250
D. Wayne Silby           $                  $0                $62,830

*Messrs. Blatz, Diehl, Gavian and Pugh have chosen to defer a portion of their compensation. As of December 31, 1997, total deferred compensation, including dividends and capital appreciation, was $___________, $___________, $________, and $___________, for each trustee, respectively.
**As of December 31, 1997, the Fund Complex consists of nine (9) registered investment companies.

INVESTMENT ADVISOR

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
         The Advisory Contract between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Trustees. For its services, the Advisor receives an annual fee of:
         i) with respect to the Money Market Portfolio, 0.50% of the first $500 million of such Portfolio's average daily net assets, 0.45% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion; and
         ii) with respect to the Limited-Term Portfolio, 0.60% of the first $500 million of the Portfolio's average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all such assets over $1 billion.
         The advisory fee is payable monthly. The Advisor reserves the right
(i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services.
         The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all Trustees and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
         The Advisor may voluntarily reimburse the Money Market and Limited-Term Portfolios for expenses. The advisory fees paid by the Money Market Portfolio to Calvert Asset Management Company were $7,481,925, $7,776,716, and $___________, for years 1995, 1996, and 1997, respectively.
The advisory fees paid by the Limited-Term Portfolio to Calvert Asset Management Company were $3,149,849, $3,110,764, and $_________, for years
1995, 1996, and 1997, respectively.

ADMINISTRATIVE SERVICES

         Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company receives a fee of $200,000 per year for providing such services, allocated among Portfolios based on assets. The service fees paid by the Money Market Portfolio to Calvert Administrative Services Company were $124,836, $128,255, and $_______, for years 1995, 1996, and 1997, respectively. The service fees paid by the Limited-Term Portfolio to Calvert Administrative Services Company were $39,445, $38,242, and $_______, for years 1995, 1996, and 1997, respectively.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

         National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. receive a total fee of $14.00 per shareholder account for Limited-Term and $22.00 for each Money Market shareholder account, and $1.60 per shareholder transaction.

INDEPENDENT ACCOUNTANTS AND CUSTODIANS

         Coopers & Lybrand, L.L.P. has been selected by the Board of Trustees to serve as independent accountants for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, currently serves as custodian of the Portfolio's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Portfolio's cash assets. Neither custodian has any part in deciding the Portfolio's investment policies or the choice of securities that are to be purchased or sold for the Portfolio.

METHOD OF DISTRIBUTION

         The Portfolios have entered into a principal underwriting agreement with Calvert Distributors Inc. ("CDI"). Pursuant to the agreement, CDI serves as distributor and principal underwriter for the Portfolios. CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees. Prior to the termination of Class C shares for the Limited Term Portfolio, CDI was entitled to receive a service fee and a distribution fee, payable monthly pursuant to the Limited-Term Portfolio's Distribution Plan, of 0.25%, respectively, of the Portfolio's average daily net assets. For the 1997 fiscal year, the Distribution Plan expenses totaled $_________ for Class C Shares of the Limited-Term Portfolio. CDI also receives all sales charges imposed on Limited-Term Portfolio Class A shares and compensates broker-dealer firms for sales of shares at a maximum commission rate of 1.50%, as specified in the table of applicable sales charges (see "Alternative Sales Options" in the Prospectus). For the fiscal years ended December 31, 1995, 1996, and 1997, CDI received sales charges in excess of the dealer reallowance of $10,900, $0, and $____, respectively.
         The Limited-Term Portfolio's Class C Shares Distribution Plan was approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plan, the Trustees considered various factors including the amount of the distribution fee. The Trustees determined that there is a reasonable likelihood that the Plan will benefit the Portfolios and its shareholders.
         The Plan may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plan may be amended by the Trustees, including a majority of the non-interested Trustees as described above.
         The Plan will continue in effect indefinitely, if not sooner terminated in accordance with its terms. Thereafter, the Plan will continue in effect for successive one year periods provided that such continuance is annually approved by (i) the vote of a majority of the Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees.
         Apart from the Plan, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Portfolios. The Portfolios paid no expenses pursuant to the Plan during fiscal year 1995, and paid $48,520 and $_______, in addition to the commissions charged on sales of Limited-Term A shares in 1996 and 1997, respectively.

PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Trustees.
         For the fiscal years ended December 31, 1995, 1996, and 1997, the portfolio turnover rates of the Limited-Term Portfolio were 33%, 45%, and ___%, respectively. Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of the Fund or who provide the Fund with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. Brokerage commissions paid to any officer, trustee or Advisory Council member of the Fund or any of their affiliates, or broker-dealers were $0, $48,520, and $_____, for the years ended December 31, 1995, 1996, and 1997, respectively.
         The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor may compensate, at its expense, such broker-dealers in consideration of their promotional and administrative services.

GENERAL INFORMATION

         The Fund was organized as a Massachusetts business trust on October 20, 1980. The other series of the Fund include the Long-Term Portfolio, California Money Market Portfolio, and the Vermont Municipal Portfolio. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Money Market Portfolio offers Class O (offered in the Calvert Tax-Free Reserves Money Market Prospectus) and the Institutional Class (offered in a separate prospectus). The two classes represent interests in the same portfolio of investments and are identical in all respects, except: (a) the classes may have different transfer agency fees; (b) postage and delivery, printing and stationery expenses will be separately allocated; and (c) the classes will have different dividend rates due solely to the effects of (a) and (b) above. Each class represents interests in the same portfolio of investments. Upon any liquidation of the Funds, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         General costs, expenses, and liabilities of the Fund attributable to a particular Portfolio are borne by that Portfolio; costs, expenses, and liabilities not attributable to a particular Portfolio are allocated between the Fund's Portfolios on the basis of the respective net assets of each Portfolio.
         The Portfolios will send their shareholders unaudited semi-annual and audited annual reports that will include the Portfolios' net asset value per share, portfolio securities, income and expenses, and other financial information.
         This Statement of Additional Information does not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

FINANCIAL STATEMENTS

         The audited financial statements in the Portfolios' Annual Report to Shareholders dated December 31, 1997, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Portfolios.

APPENDIX

Municipal Obligations
         Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.
         Municipal obligations are generally classified as either "general obligation" or "revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.
         Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
         Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings
Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
         MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
         MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
         MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
         MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.



LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:_____________________     (Fund
or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer   Name of Investor(s)


By
         Authorized Signer Address



Date     Signature of Investor(s)



Date     Signature of Investor(s)



--------

PART C. OTHER INFORMATION


Item 24. Financial Statements and Exhibits

         (a)      Financial statements

         Not applicable.


         Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.

         (b)      Exhibits:

                  1. Declaration of Trust (incorporated by reference to Registrant's Initial Registration Statement,
                  October 20, 1980).

                  2. By-Laws (incorporated by reference to Registrant's Initial Registration Statement, October 20,
                  1980).

                  4. Specimen Stock Certificate for the Vermont Municipal Portfolio (incorporated by reference to
                  Registrant's Post-Effective Amendment No. 29,
                  August 30, 1991); for the Limited-Term
                  Portfolio, Long-Term Portfolio, and all other
                  Portfolios (except Vermont Municipal),
                  (incorporated by reference to Registrant's
                  Post-Effective Amendment No. 32, January 29,
                  1993).

                  5. Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 29,
                  August 30, 1991).

                  6. Underwriting Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 40,
                  February 8, 1995.

                  7. Trustees' Deferred Compensation Agreement (incorporated by reference to Registrant's Post-Effective
                  Amendment No. 30, January 31, 1992).

                  8. Custodial Contract (with respect to all Portfolios except Vermont Municipal Portfolio,
                  (incorporated by reference to Registrant's
                  Post-Effective Amendment No. 34, November 30,
                  1993); with respect to Vermont Municipal
                  Portfolio, (incorporated by reference to
                  Registrant's Post-Effective Amendment No. 31,
                  April 30, 1992).

                  9.a. Transfer Agency Contract (incorporated by reference to Registrant's Post-Effective
                  Amendment No. 6, March 2, 1984).

                  9.b. Administrative Services Agreement
                  (incorporated by reference to Registrant's
                  Post-Effective Amendment No. 15, January 30,
                  1989).

                  10. Opinion and Consent of Counsel as to Legality of Shares Being Registered.

                  11. Consent of Independent Auditors to Use of
                  Report.

                  15. Plan of Distribution for the Class A Shares of the Long-Term Portfolio, (incorporated by reference to Registrant's Post-Effective
                  Amendment No. 5, September 13, 1983; with respect to Class A Shares of the Vermont
                  Municipal Portfolio, the Plan of Distribution was terminated, and the termination was ratified by the Fund Trustees on November 6, 1991; for the Class B and C shares of the Limited-Term, Long-Term, and Vermont
                  Portfolios, incorporated by reference to
                  Registrant's Post-Effective Amendment No. 40,
                  February 8, 1995).

                  16. Schedule for Computation of Performance
                  Quotation (with respect to the Money Market,
                  Limited-Term and Long-Term Portfolios,
                  incorporated by reference to Registrant's
                  Post-Effective Amendment No. 14, filed March
                  1, 1988; with respect to the Calvert Cash
                  Reserves Tax-Free Portfolio, incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed January 30, 1989; with respect to the California Money Market Portfolio, incorporated by reference to Registrant's Post-Effective Amendment No. 22, filed October 29, 1990; with respect to the New Jersey Money Market Portfolio and Vermont Municipal Portfolio, incorporated by reference to Registrant's Post-Effective Amendment No. 29, August 30, 1991).

Exhibits 3 and 12 through 14 are omitted because they are inapplicable.

Item 25. Persons Controlled By or Under Common Control With Registrant

Registrant is controlled by its Board of Trustees, which is a common Board with five registered investment companies, First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Cash Reserves, The Calvert Fund, and Calvert Municipal Fund, Inc. In addition, members of Registrant's Board of Trustees may also serve on the Boards of Calvert Social Investment Fund, Calvert Variable Series, Inc., Calvert New World Fund, Inc., and Calvert World Values
Fund, Inc.

Item 26. Number of Holders of Securities

         As of December 31, 1997, there were 43,938 holders of record of Registrant's Class O shares of beneficial interest for Calvert Tax-Free Reserves Money Market Portfolio.

         As of December 31, 1997 , there were 30 holders of record of Registrant's Institutional Class Shares of beneficial interest for the Calvert Tax-Free Reserves Money Market Portfolio.

         As of December 31, 1997, there were 8,909 holders of record of Registrant's shares of beneficial interest for Calvert Tax-Free Reserves Limited-Term Portfolio.

         As of December 31, 1997, there were 1,365 holders of record of Registrant's shares of beneficial interest for Calvert Tax-Free Reserves Long-Term Portfolio.

         As of December 31, 1997, there were 9,856 holders of record of Registrant's shares of beneficial interest for Calvert Tax-Free Reserves California Portfolio.

         As of December 31, 1997, there were 1,114 holders of record of Registrant's shares of beneficial interest for Calvert Tax-Free Reserves Vermont Municipal Portfolio.


Item 27. Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402, and an additional $5 million in excess of $9 million blanket bond with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061.

Item 28. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity


Barbara J. Krumsiek        Calvert Variable Series, Inc.          Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Alliance Capital Mgmt. L.P.      Sr. Vice President
                           Mutual Fund Division                   Director
                           1345 Avenue of the Americas
                           New York, NY 10105
                           --------------


Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------


Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------


Charles T. Nason           Acacia Mutual Life Insurance           Officer
                           Acacia National Life Insurance         and Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Insurance Management            Officer
                            Services Corporation                   and
                           Service Corporation                    Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------


Robert-John H.             Acacia National Life Insurance         Officer
 Sands                     Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Mutual Life Insurance           Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Corporation              Officer
                           Real Estate Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Insurance Management            Officer
                            Services Corporation                   and
                           Service Corporation                    Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Officer
                           Tax Return                             and
                            Preparation Services                  Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------


Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Katherine Stoner           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Lisa Crossley Newton       Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Steve Van Order            Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Annette Krakovitz          Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Item 29. Principal Underwriters

         (a) Registrant's principal underwriter also underwrites shares of First Variable Rate Fund for Government Income, Calvert
Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc.,
Calvert New World Fund, Inc., and Calvert Variable Series, Inc.

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address           Underwriter                    Registrant

Barbara J. Krumsiek        Director and President         President and Trustee

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Karen Becker               Vice President, Operations     None

Steve Cohen                Vice President                 None

Geoffrey Ashton            Regional Vice President        None

Martin Brown               Regional Vice President        None

Janet Haley                Regional Vice President        None

Ben Ogbogu                 Regional Vice President        None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Katherine Stoner           Assistant Secretary            Assistant Secretary

Lisa Crossley Newton       Assistant Secretary            Assistant Secretary
                           and Compliance Officer

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

         (c)      Inapplicable.


Item 30. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 31.  Management Services

         Not Applicable


Item 32.  Undertakings

         a) Not Applicable

         b) Not Applicable

         c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.


         SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 11th day of February, 1998.

         CALVERT TAX-FREE RESERVES

         By:
         _________________________________
         Barbara J. Krumsiek
         President and Trustee


         SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                           Title                     Date


__________**____________            President and             2/11/98
Barbara J. Krumsiek                 Trustee (Principal Executive Officer)


__________**____________            Principal Accounting      2/11/98
Ronald M. Wolfsheimer               Officer


__________**____________            Trustee                   2/11/98
Richard L. Baird, Jr.


__________**____________            Trustee                   2/11/98
Frank H. Blatz, Jr., Esq.


__________**____________            Trustee                   2/11/98
Frederick T. Borts, M.D.


__________**____________            Trustee                   2/11/98
Charles E. Diehl


__________**____________            Trustee                   2/11/98
Douglas E. Feldman


__________**____________            Trustee                   2/11/98
Peter W. Gavian


__________**____________            Trustee                   2/11/98
John G. Guffey, Jr.


__________**____________            Trustee                   2/11/98
M. Charito Kruvant


__________**____________            Trustee                   2/11/98
Arthur J. Pugh


__________**____________            Trustee                   2/11/98
David R. Rochat


__________**____________            Trustee                   2/11/98
D. Wayne Silby


    **By Katherine Stoner as Attorney-in-fact, pursuant to Power of Attorney Forms on file.


EXHIBIT INDEX

Form N-1A
Item No.

Ex-23
24(b)(10)         Form of Opinion and Consent of Counsel

Ex-24             Power of Attorney